Direct: 608-284-2232

lcry@gklaw.com

August 7, 2018

Via Email

U.S. Securities and Exchange Commission Division of Investment Management 100 F Street, NE Washington, DC 20549

RE:	Heartland Group, Inc.
(Registration Nos: 033-11371; 811-04982)

Ladies and Gentlemen:

In accordance with Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, filed herewith via EDGAR on behalf of the Heartland International Value Fund (the “Fund”), a series of Heartland Group, Inc., please find a Preliminary Proxy Statement relating to a Special Meeting of the Fund’s shareholders to be held on October 9, 2018. We anticipate mailing definitive copies of the proxy statement to shareholders on or about September 4, 2018.

If you have any questions concerning this filing, please do not hesitate to contact me directly at (608) 284-2232.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Leah N. Cry

Leah N. Cry